As filed with the Securities and Exchange Commission on December 11, 2023

1933 Act Registration No. 333-156529

1940 Act Registration No. 811-22263

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 430	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 433	☒

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120
(405) 778-8377

(Address of Principal Executive Offices, Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On December 15, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 430 to the Registration Statement on Form N-1A of Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 15, 2023, the effectiveness of Post-Effective Amendment No. 428 (“PEA No. 428”), which was filed with the Commission via EDGAR (Accession No. 0001213900-23-078859) on September 22, 2023, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 428 by means of this filing, Parts A, B and C of PEA No. 428 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Range Nuclear Renaissance ETF, Range Global Coal ETF, Range Global LNG Ecosystem ETF and Range Global Offshore Oil Services ETF is incorporated herein by reference to Part A of PEA No. 428.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Range Nuclear Renaissance ETF, Range Global Coal ETF, Range Global LNG Ecosystem ETF and Range Global Offshore Oil Services ETF is incorporated herein by reference to Part B of PEA No. 428.

PART C – OTHER INFORMATION

The Part C for the Range Nuclear Renaissance ETF, Range Global Coal ETF, Range Global LNG Ecosystem ETF and Range Global Offshore Oil Services ETF is incorporated herein by reference to Part C of PEA No. 428.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 430 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 11th day of December 2023.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 430 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	December 11, 2023
Stuart Strauss

*	Trustee	December 11, 2023
Mark A. Zurack

*	Trustee	December 11, 2023
Timothy J. Jacoby

*	Trustee	December 11, 2023
Linda Petrone

/s/ J. Garrett Stevens	Trustee and President	December 11, 2023
J. Garrett Stevens	(Principal Executive Officer)

/s/ Christopher Roleke	Treasurer	December 11, 2023
Christopher Roleke	(Principal Financial and Accounting Officer)

* /s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.